Subsequent Events	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – Subsequent Events

2019 Private Placement – Subsequent Issuances

The Company issued 2019 Units for aggregate gross proceeds of $453,000 from April 5, 2019 through May 3, 2019.  See Note 12 – Stockholders Equity (Deficit) for more information on the 2019 Units.

Unsecured Loans

In April 2019 and May 2019, the Company paid $79,000 and $75,000, respectively, to the holder of its remaining promissory notes. In May 2019, the Company entered into a letter agreement acknowledging that all of the unsecured loans from such holder were repaid in full, except for $75,000 that remains outstanding under the December 2018 promissory note. The Letter Agreement also modified the maturity date of the December promissory note to June 30, 2019. See “Note 7 – Short-Term Promissory Notes and Unsecured Loan –Unsecured Loans” for a description of the unsecured loans.

NOTE 13 - Subsequent Events

2018 Private Placement

Between October 1, 2018 through November 30, 2018, the Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses. The additional Units have identical terms to the 2018 Private Placement disclosed in Note 10 – Stockholders’ Deficit.

Unsecured Loans

In November 2018, the Company received cash gross proceeds from unsecured loans represented by two promissory notes in the amounts of $45,000 and $100,000 from stockholders who each owned over 5% of the Company’s common stock. The loans are interest free and require that we repay the principal in full on the earlier of the closing of an equity round of financing of the Company resulting in more than $5 million in gross proceeds or November 14, 2019.

Advisory Board Stock Option Grants

In November 2018 and December 2018 the Board of Directors approved for grant, to seven scientific advisory board members, a total of 175,000 stock options for the purchase of common stock. The options when issued will vest monthly over a three year period commencing January 1, 2019.

Office Lease

The Company leased a 5,196 square foot facility for use as its corporate headquarters location in Minnetonka, Minnesota effective December 1, 2018. The lease expires on October 31, 2019 and the monthly rent is $4,763.